GMO International Equity Fund Average Annual Total Returns			12 Months Ended	43 Months Ended	60 Months Ended	120 Months Ended	324 Months Ended	453 Months Ended
		Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class III
Prospectus [Line Items]
Average Annual Return, Percent			12.98%		7.99%	5.78%		7.32%
Performance Inception Date		Mar. 31, 1987
Class III | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			11.93%		6.52%	4.77%		5.93%
Class III | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.45%		5.97%	4.47%		5.85%
Class III | MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		3.82%		4.73%	5.20%		5.22%
Class IV
Prospectus [Line Items]
Average Annual Return, Percent			13.02%		8.06%	5.84%	6.48%
Performance Inception Date		Jan. 09, 1998
Class IV | MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		3.82%		4.73%	5.20%	5.06%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			12.77%	4.70%
Performance Inception Date		May 24, 2021
Class I | MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		3.82%				1.80%

[1]	MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.